Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Furthermore, the Equity Grant Policy provides that no equity awards shall be backdated nor shall the timing of the grant of an equity award in relation to the public disclosure of material nonpublic information be manipulated with the purpose of benefiting an award recipient. The grant date of any equity awards approved at a meeting of the Compensation Committee or the Board shall be the date of such meeting and, if approved via written consent, the date of execution. The grant date of any equity award approved by an authorized individual (pursuant to the Compensation Committee’s authority to delegate under the Company’s equity incentive plans) will be the date that the authorized individual approves in writing or by email the grant of such award. The policy further states that all equity awards will be made in accordance with applicable laws and stock exchange listing standards, the Compensation Committee’s Charter and applicable equity plan documents.

Award Timing Method	The grant date of any equity awards approved at a meeting of the Compensation Committee or the Board shall be the date of such meeting and, if approved via written consent, the date of execution. The grant date of any equity award approved by an authorized individual (pursuant to the Compensation Committee’s authority to delegate under the Company’s equity incentive plans) will be the date that the authorized individual approves in writing or by email the grant of such award.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Equity Grant Policy provides that no equity awards shall be backdated nor shall the timing of the grant of an equity award in relation to the public disclosure of material nonpublic information be manipulated with the purpose of benefiting an award recipient
MNPI Disclosure Timed for Compensation Value	false